Fair Values of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired loans	$ 8,164	$ 17,879
Foreclosed real estate	1,084	425
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired loans	0	0
Foreclosed real estate	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans	8,164	17,879
Foreclosed real estate	$ 1,084	$ 425